Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Expenses [Abstract]
Staff costs	£ 2,362	£ 2,287
Premises and equipment costs	236	182
Depreciation and amortisation	1,722	1,659
Other	1,315	1,308
Total operating expenses	£ 5,635	£ 5,436